Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ 19.8	€ 10.5	€ (24.5)	€ (13.2)
Increase (decrease) due to changes in accounting policy required by IFRSs			(1.6)
Deferred hedging gains transferred to the carrying value of inventory	(55.2)	27.6
Change in fair value of hedging instrument recognized in OCI in the year	158.7	85.0	(83.7)
Reclassified to cost of goods sold			0.2
Reclassified from other comprehensive income to finance costs	(90.9)	(62.4)	66.2
Deferred tax income (expense) on cash flow hedge reserve	(3.3)	(13.6)	6.0
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	12.1	5.1	(4.5)	(6.8)
Increase (decrease) due to changes in accounting policy required by IFRSs			2.8
Change in fair value of hedging instrument recognized in OCI in the year	101.3	73.3	(63.7)
Reclassified to cost of goods sold			0.0
Reclassified from other comprehensive income to finance costs	(92.2)	(64.1)	66.2
Deferred tax income (expense) on cash flow hedge reserve	(2.1)	(2.4)	(0.2)
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	6.9	5.8	(20.0)	(6.4)
Increase (decrease) due to changes in accounting policy required by IFRSs			0.0
Deferred hedging gains transferred to the carrying value of inventory	(55.2)	27.6
Change in fair value of hedging instrument recognized in OCI in the year	57.3	9.3	(20.0)
Reclassified to cost of goods sold			0.2
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	(1.0)	(11.1)	6.2
Other reserves
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	19.0	10.9	(24.5)	€ (13.2)
Increase (decrease) due to changes in accounting policy required by IFRSs			2.8
Deferred hedging gains transferred to the carrying value of inventory	(55.2)	27.6
Change in fair value of hedging instrument recognized in OCI in the year	158.6	82.6	(83.7)
Reclassified to cost of goods sold			0.2
Reclassified from other comprehensive income to finance costs	(92.2)	(64.1)	66.2
Deferred tax income (expense) on cash flow hedge reserve	(3.1)	(13.5)	6.0
Cost of Hedging reserve
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	0.8	(0.4)
Increase (decrease) due to changes in accounting policy required by IFRSs			€ (4.4)
Change in fair value of hedging instrument recognized in OCI in the year	0.1	2.4
Reclassified from other comprehensive income to finance costs	1.3	1.7
Deferred tax income (expense) on cash flow hedge reserve	€ (0.2)	€ (0.1)